Related Party Transactions (Details) - Schedule of due from related parties - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of due from related parties [Abstract]
Less: Allowance for doubtful accounts
Total, net		148,900	241,082
Mr. Szuhao Huang [Member]
Schedule of due from related parties [Abstract]
Total, gross			142,182
Gasar Biotechnology Co., Ltd [Member]
Schedule of due from related parties [Abstract]
Total, gross		$ 148,900	$ 98,900